	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF MARCH 31, 2023

SHARES
OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 92.36%
	Consumer Discretionary - Automobiles & Components -- 1.72%
87,440	Dorman Products, Inc.*	$7,542,574

	Consumer Discretionary - Consumer Discretionary,
	Distribution & Retail -- 2.68%
10,380	Murphy USA, Inc.	2,678,559
78,380	Ollie's Bargain Outlet Holdings Inc*	4,541,337
503,585	Petco Health & Wellness Company, Inc. Class A*	4,532,265
		11,752,161

	Consumer Discretionary - Consumer Durables & Apparel -- 1.52%
230,645	La-Z-Boy Incorporated	6,707,157

	Consumer Discretionary - Consumer Services -- 2.87%
131,500	Carriage Services Inc.	4,013,380
64,496	Papa John's International, Inc.	4,832,685
171,795	Wendy's Company	3,741,695
		12,587,760

	Consumer Staples - Food, Beverage & Tobacco -- 2.97%
45,355	J & J Snack Foods Corp.	6,722,518
338,255	Nomad Foods Ltd.*	6,338,899
		13,061,417

	Financials - Banks -- 2.12%
43,880	Community Bank System, Inc.	2,303,261
120,520	Glacier Bancorp, Inc.	5,063,045
35,200	Pinnacle Financial Partners, Inc.	1,941,632
		9,307,938

	Financials - Financial Services -- 9.33%
124,635	Cohen & Steers, Inc.	7,971,655
213,210	EVERTEC, Inc.	7,195,838
328,960	i3 Verticals, Inc. Class A*	8,069,389
25,975	Morningstar, Inc.	5,273,704
586,735	Repay Holdings Corp. Class A*	3,854,849
113,530	Shift4 Payments, Inc. Class A*	8,605,574
		40,971,009

	Financials - Insurance -- 1.28%
221,100	BRP Group, Inc. Class A*	5,629,206

	Health Care - Health Care Equipment & Services -- 9.42%
59,442	Amedisys, Inc.*	4,371,959
145,725	AtriCure, Inc.*	6,040,301
211,125	InMode Ltd.*	6,747,555
124,205	NuVasive, Inc.*	5,130,908
97,295	Omnicell, Inc.*	5,708,298
94,725	Option Care Health Inc*	3,009,413
103,529	STAAR Surgical Company*	6,620,680
28,921	UFP Technologies, Inc.*	3,755,103
		41,384,217

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 5.12%
152,350	Pacira Biosciences, Inc.*	6,217,404
160,000	Prestige Consumer Healthcare Inc*	10,020,800
240,828	Stevanato Group SpA	6,237,445
		22,475,649

	Industrials - Capital Goods -- 8.76%
88,706	A. O. Smith Corporation	6,134,020
73,200	Beacon Roofing Supply, Inc.*	4,307,820
82,743	Builders FirstSource, Inc.*	7,345,924
54,595	Comfort Systems USA, Inc.	7,968,686
268,703	Construction Partners, Inc. Class A*	7,238,859
110,387	Evoqua Water Technologies Corp*	5,488,442
		38,483,751

	Industrials - Commercial & Professional Services -- 13.96%
49,230	ExlService Holdings, Inc.*	7,966,891
79,395	Exponent, Inc.	7,914,888
88,000	ICF International, Inc.	9,653,600
430,045	KAR Auction Services, Inc.*	5,883,016
225,105	Ritchie Bros. Auctioneers Incorporated	12,671,161
46,520	Tetra Tech, Inc.	6,834,253
111,720	WNS (Holdings) Limited Sponsored ADR*	10,408,952
		61,332,761

	Industrials - Transportation -- 3.34%
129,965	Knight-Swift Transportation Holdings Inc. Class A	7,353,420
348,869	Marten Transport, Ltd.	7,308,805
		14,662,225

	Information Technology - Semiconductors
	& Semiconductor Equipment -- 4.77%
62,855	Lattice Semiconductor Corporation*	6,002,652
80,711	Onto Innovation, Inc.*	7,092,883
92,575	Power Integrations, Inc.	7,835,548
		20,931,083

	Information Technology - Software & Services -- 18.43%
89,785	Altair Engineering Inc. Class A*	6,474,396
111,105	BlackLine, Inc.*	7,460,701
43,750	CyberArk Software Ltd.*	6,474,125
118,860	Descartes Systems Group Inc.*	9,581,305
55,095	Five9, Inc.*	3,982,818
293,275	Grid Dynamics Holdings, Inc. Class A*	3,360,931
239,474	Model N, Inc.*	8,015,195
26,730	Paylocity Holding Corp.*	5,313,389
210,590	Q2 Holdings, Inc.*	5,184,726
60,141	Qualys, Inc.*	7,819,533
56,225	SPS Commerce, Inc.*	8,563,067
139,025	Tenable Holdings, Inc.*	6,605,078
81,850	Varonis Systems, Inc.*	2,128,918
		80,964,182

	Information Technology - Technology Hardware & Equipment -- 1.38%
123,510	ePlus inc.*	6,056,930

	Materials - Materials -- 1.60%
59,500	AptarGroup, Inc.	7,032,305

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 1.09%
109,550	NexPoint Residential Trust, Inc.	4,784,048

	TOTAL COMMON STOCKS
	(cost $290,753,956)	405,666,373

SHORT-TERM INVESTMENTS -- 7.01%
	U.S. Government Securities -- 5.66%
$5,000,000	U.S. Treasury Bill 04/04/2023, 1.558%	4,999,362
5,000,000	U.S. Treasury Bill 05/04/2023, 4.417%	4,980,108
5,000,000	U.S. Treasury Bill 05/18/2023, 4.561%	4,970,807
5,000,000	U.S. Treasury Bill 06/01/2023, 4.488%	4,962,777
5,000,000	U.S. Treasury Bill 06/15/2023, 4.614%	4,953,042
		24,866,096

	Money Market Fund -- 1.35%
5,897,533	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class),
	7-day net yield 4.75%	5,897,533

	TOTAL SHORT-TERM INVESTMENTS
	(cost $30,764,769)	30,763,629

	TOTAL INVESTMENTS
	(cost $321,518,725 ) -- 99.37%	436,430,002

	OTHER ASSETS, NET OF LIABILITIES - 0.63%	2,774,333

	TOTAL NET ASSETS
	(basis of percentages disclosed above) -- 100%	$439,204,335

	* Non-income producing security.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

                Level 1 - quoted prices in active markets for identical investments

                Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

                Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1
Common Stocks(1)	$405,666,373
Money Market Fund	5,897,533
Level 2
U.S. Government Securities	24,866,096
Level 3
None	—
Total	$436,430,002

(1) See Schedule above for further detail by industry.